E1 Equity	12 Months Ended
Dec. 31, 2025
Equity [abstract]
E1 Equity

Equity

Capital stock

Parent Company	Class A shares	Class B shares	Total

December 31, 2025	1,309	15,550	16,859
December 31, 2024	1,309	15,434	16,743
The capital stock of the Parent Company is divided into two classes: Class A shares (quota value SEK 5.00) and Class B shares (quota value SEK 5.00). Both classes have the same rights of participation in the net assets and earnings. Class A shares, however, are entitled to one vote per share while Class B shares are entitled to one tenth of one vote per share.
The Annual General Meeting (AGM) 2025 resolved to issue 23,100,000 Class C shares for the Long-Term Variable Compensation Program LTV 2025 and LTV 2024 for Ericsson’s Top Management. In accordance with an authorization from the AGM, the Board of Directors resolved to repurchase the new issued shares, which were subsequently converted into Class B shares. The quotient value of the repurchased shares was SEK 5.00, totaling SEK 115.5 million, representing 0.7% of capital stock. The acquisition cost was SEK 115.7 million.
At December 31, 2025, the total number of treasury shares was 38,002,276 (15,579,561 in 2024 and 14,009,306 in 2023) Class B shares.
Number of shares

	Class A shares	Class B shares	Total

2025

As of January 1	261,755,983	3,086,495,752	3,348,251,735

As of December 31	261,755,983	3,109,595,752	3,371,351,735

2024

As of January 1	261,755,983	3,082,395,752	3,344,151,735

As of December 31	261,755,983	3,086,495,752	3,348,251,735
Dividends
The Board of Directors proposes to the Annual General Meeting an ordinary dividend to the shareholders of SEK 3.00 per share (SEK 2.85 in 2024 and SEK 2.70 in 2023), representing a total dividend of SEK 10.1 (9.5) billion. The dividend is proposed to be paid in two installments, SEK 1.50 per share with the record date April 2, 2026 (payment date April 9, 2026), and SEK 1.50 per share with the record date September 29, 2026 (payment date October 2, 2026).
Dividends paid per share amounted to SEK 2.85 (SEK 2.70 in 2024 and SEK 2.70 in 2023). Total dividends paid to the shareholders was SEK 9.5 (9.0) billion.
Proposed share buyback program
The Board of Directors further proposes to the AGM to authorize the Board to initiate a share buyback program to repurchase shares, with purchases expected to begin following the publication of the Q1 2026 report. The proposed program targets to return up to SEK 15 billion of cash to shareholders over the period extending to the 2027 Annual General Meeting at the latest, with a formal mandate to buy back a maximum of 10% of shares outstanding. The share repurchase is proposed to include Class B shares traded on Nasdaq Stockholm. The repurchased shares are expected to be canceled or partially used to fund approved LTV programs.
Additional paid in capital
Additional paid in capital relates to payments made by owners and includes share premiums paid.
Translation reserves
The translation reserves comprise all foreign currency translation reserves arising from the translation of the financial statements of foreign operations to the Group presentation currency and changes regarding revaluation of excess value in local currency.
Cash flow hedge reserves
For further information, see note F1 ”Financial risk management.”
Revaluation of borrowings
For further information, see note F4 ”Interest-bearing liabilities.”
Retained earnings
Retained earnings, including net income for the year, comprise the earned profits of the Parent Company and its share of net income in subsidiaries, and associated companies. Retained earnings also include remeasurements related to post-employment benefits.
Remeasurements related to post-employment benefits
Actuarial gains and losses resulting from experience-based events and changes in actuarial assumptions, fluctuations in the effect of the asset ceiling, and adjustments related to the Swedish special payroll taxes. For more information, see note G1 ”Post-employment benefits.”
Non-controlling
interests
Equity in a subsidiary not attributable, directly or indirectly, to a parent.

Changes in OCI by components of equity (net of tax)

	Translation reserves	1)	Cash flow hedge reserves	Revaluation of borrowings	Retained earnings	Total equity

2025

Remeasurements of defined benefits pension plans	–		–	–	5,373	5,373

Revaluation of credit risk on borrowings	–		–	24	–	24

Cash flow hedge reserves	–		4,052	–	–	4,052

Cash flow hedge reserves reclassification to profit and loss	–		–218	–	–	–218

Translation reserves changes	–12,836		–	–	–	–12,836

Translation reserves reclassification to profit and loss	1,395		–	–	–	1,395

Share of other comprehensive income of associates	–93		–	–	–	–93

Movement attributable to non-controlling interests	115		–	–	–3	112

Total	–11,419		3,834	24	5,370	–2,191

2024

Remeasurements of defined benefits pension plans	–		–	–	739	739

Revaluation of credit risk on borrowings	–		–	–450	–	–450

Cash flow hedge reserves	–		–3,240	–	–	–3,240

Cash flow hedge reserves reclassification to profit and loss	–		725	–	–	725

Translation reserves changes	6,608		–	–	–	6,608

Translation reserves reclassification to profit and loss	73		–	–	–	73

Share of other comprehensive income of associates	40		–	–	–	40

Movement attributable to non-controlling interests	–147		–	–	–7	–154

Total	6,574		–2,515	–450	732	4,341

2023

Remeasurements of defined benefits pension plans	–		–	–	655	655

Revaluation of credit risk on borrowings	–		–	–530	–	–530

Cash flow hedge reserves	–		374	–	–	374

Cash flow hedge reserves reclassification to profit and loss	–		1,090	–	–	1,090

Translation reserves changes	–2,425		–	–	–	–2,425

Translation reserves reclassification to profit and loss	59		–	–	–	59

Share of other comprehensive income of associates	–10		–	–	–	–10

Movement attributable to non-controlling interests	50		–	–	–1	49

Total	–2,326		1,464	–530	654	–738

1)
Changes in translation reserves include changes regarding translation of goodwill in local currency of SEK –8,101 million (SEK 4,393 million in 2024 and SEK –77 million in 2023), and realized gains/losses net from divested/liquidated companies, SEK 1,395 million (SEK 73 million in 2024 and SEK 59 million in 2023).